Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses	$ 76,735	$ 100,417
R&D credits	66,761	51,705
Equity compensation	7,888	6,919
Operating lease liabilities	8,003	6,520
Accrued expense and other	1,479	2,072
Deferred revenue	314	1,189
Capitalized R&D costs	24,477	868
Total deferred tax assets	185,657	169,690
Deferred tax liabilities:
Right-of-use assets	(5,583)	(4,252)
Depreciation	(171)	1,541
Other	(251)	503
Total deferred tax liabilities	(6,005)	(6,296)
Valuation allowance	(179,652)	(163,394)
Net deferred taxes	$ 0	$ 0